Equity-method investees - Schedule of Cash and Cash Equivalents, Bank Overdrafts and Borrowings (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Joint Ventures [Line Items]
Lease liabilities current	€ (9,413)	€ (10,825)
Lease liabilities non-current	(52,914)	(41,024)
Natuzzi Trading (Shanghai) Co., Ltd [Member]
Disclosure Of Joint Ventures [Line Items]
Cash and cash equivalents	31,706	32,844
Lease liabilities current	(1,570)	(2,648)
Lease liabilities non-current	(3,222)	(1,794)
Total, net of cash and cash equivalents, bank overdrafts and borrowings, lease liabilities current and non-current	€ 26,914	€ 28,402